Shareholder Report, Holdings (Details)	Aug. 31, 2024
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Multi-Manager Total Return Bond Strategies Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%